Income Taxes - Major Components of Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Tax expense for current year	€ 1,935	€ 1,717	€ 1,702
Taxes for prior years	17	(13)	267
Total current tax expense	1,952	1,704	1,969
Origination and reversal of temporary differences	(222)	(216)	(311)
Unused tax losses, research and development tax credits, and foreign tax credits	11	(42)	24
Total deferred tax expense/income	(211)	(258)	(287)
Total income tax expense	€ 1,741	€ 1,446	€ 1,682